Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ 297,899	$ (5,303)
Common stock issued for compensation	218,000	88,929
Unrealized gain(loss) on securities	117	0
(Increase)decrease in deferred taxes	54,013	(133,738)
(Increase)decrease in other assets	106	(6,240)
(Increase)decrease in accounts receivable	56,913	(63,121)
Increase(decrease) in accounts payable and accrued expenses	(335,124)	10,473
Net cash used in operating activities	291,924	(109,000)
Cash flows from investing activities:
None	0	0
Net cash provided(used) by investing activities	0	0
Cash flows from financing activities:
Proceeds from Sale of assets	0	9,322
Issuance of note receivable	(205,000)	0
Impairment of investment	0	107,800
Payments on related party loan	0	(5,395)
Net cash provided(used) by financing activities	(205,000)	111,727
Increase in cash and equivalents	86,924	2,727
Cash and cash equivalents at beginning of period	2,809	82
Cash and cash equivalents at end of period	89,733	2,809
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	0	0
Income taxes	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Unrealized gain (loss) on securities	117	0
Common stock issued for compensation	218,000	88,029
Debt Forgiveness	$ 500,000	$ 78,426